Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax benefit resulting from OCI allocation	$ 569	$ 0	$ 0
Income Tax Expense Credit from Elections Under Tax Relief Act of 2010 and And Recovery Act of 2008 Extended by the American Taxpayer Relief Act of 2012	22		30
Valuation Allowance, Deferred Tax Asset, Change in Amount	(263)	(1,200)	(121)
Unrecognized tax benefit	6	6	6
Alternative minimum tax credit carryforward	367	367
Cash payments (refunds) for income taxes	6	1	(32)
Percentage of cumulative stock ownership changes among material shareholders limited for company's future use of NOLs	50.00%
Section 382 Limitation Test Period	three year
State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,600
Internal Revenue Service (IRS) [Member]
Unrealized benefit related to the implementation of share-based compensation accounting guidance	666
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	6,600
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Expiration Dates	2013
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Expiration Dates	2022
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Expiration Dates	2027
One Year from Balance Sheet Date [Member] | State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 105